Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ (520,711)	R$ (364,650)
Costs of raw materials, materials and services	(3,153,449)	(2,479,702)
Logistics cost	(1,296,365)	(1,063,930)
Depreciation, depletion and amortization	(2,223,588)	(1,706,401)
Other (1)	(535,054)	(85,187)
Total	(7,729,167)	(5,699,870)
Personnel expenses	(90,189)	(72,670)
Services	(55,666)	(47,850)
Logistics cost	(340,905)	(272,620)
Depreciation and amortization	(241,026)	(238,962)
Other (2)	(27,096)	(21,313)
Selling	(754,882)	(653,415)
Personnel expenses	(403,006)	(320,672)
Services	(115,819)	(92,452)
Depreciation and amortization	(30,276)	(34,313)
Other (3)	(124,450)	(55,538)
General and administrative	(673,551)	(502,975)
Rents and leases	520	189
Results from sales of other products, net	26,967	24,486
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(46,307)	(47,554)
Result on fair value adjustment of biological assets			R$ 1,431,530
Depletion, amortization and other PPA realizations (4)	(2,532)	(2,348)
Provision for judicial liabilities	(104,863)	(26,109)
Other operating income (expenses), net	7,006	11,127
Total	(119,209)	(40,209)
Other operating income, net	(119,209)	(40,209)
Cost Of Sales , Idle Capacity And Maintenance	R$ 416,608	R$ 55,308